Condensed Interim Consolidated Statements of Changes in Shareholders' Deficiency - USD ($)		6 Months Ended	9 Months Ended				12 Months Ended
		Dec. 31, 2020	Sep. 30, 2021		Sep. 30, 2020		Jun. 30, 2020	Jun. 30, 2019
Balance		$ (33,241,919)	$ (31,537,597)		$ (23,334,737)		$ (8,210,510)	$ (763,046)
Stock-based compensation		851,196	1,224,321		608,130		497,724	43,403
Shares issued at $0.42 per share					1,301,525	[1]		549,333	[2]
Units issued at $0.26 per unit					14,798,774	[3]		365,341	[4]
Units issued at $0.32 per unit			6,168,069	[5]				436,608	[6]
Finder’s units issued					125,180		125,180
Finder’s warrants issued					50,223		50,223
Shares issued for RSUs vested
Units issued for debt settlement at $0.45 per unit	[7]		188,145
Warrants exercised at $0.18 per share					1,288,716	[8]		268,930
Issue costs			(159,397)		(271,165)		(336,480)	(55,452)
Shares to be issued							549,363	107,337
Warrant valuation		(14,806,090)	(3,813,103)		(14,792,805)		(468,227)	(720,644)
Net income for the period		(2,164,454)	9,843,495		(13,848,837)		(31,321,791)	(8,442,320)
Shares and units issued at $0.04 per share (iii)	[6]						1,208,389
Units issued for debt settlement at $0.67 per unit					1,484,352		1,499,051
Shares issued for debt settlement at $0.42 per share					300,000	[1]	274,918
Shares issued at $0.42 per share (iv)	[9]						1,301,525
Shares issued for debt settlement at $0.42 per share (iv)	[9]						300,000
Warrants exercised at $0.18 per share (v)	[10]						1,288,716
Units issued at $0.26 per unit (vi)	[11]	14,262,694
Units issued for debt settlement at $0.67 per unit		1,484,352
Shares issued for debt settlement at $0.37 per share (vii)	[10]	2,076,624
Balance		(31,537,597)	(18,086,067)		(32,290,644)		(33,241,919)	(8,210,510)
Common Stock [Member]
Balance		$ 79	$ 143		$ 70		$ 16	$ 3
Balance, shares		79,259,940	143,117,068		69,817,196		15,811,396	3,301,372
Stock-based compensation
Shares issued at $0.42 per share					$ 3	[1]			[2]
Shares issued at $0.42 per shares, shares					3,098,216	[1]		160,408	[2]
Units issued at $0.26 per unit					$ 56	[3]		$ 1	[4]
Units issued at $0.26 per unit, shares					56,078,434	[3]		645,866	[4]
Units issued at $0.32 per unit			20	[5]				$ 12	[6]
Units issued at $0.32 per share, shares			19,576,360	[5]				11,660,000	[6]
Finder’s units issued					$ 3		$ 3
Finder's units issued, shares					3,315,200		3,315,200
Finder’s warrants issued
Shares issued for RSUs vested			$ 1
Shares issued for RSUs vested, shares			1,324,294
Units issued for debt settlement at $0.45 per unit	[7]
Units issued for debt settlement at $0.45 per unit, shares	[7]		417,720
Warrants exercised at $0.18 per share					$ 2	[8]
Warrants exercised at $0.18 per share, shares					2,332,900	[8]		43,750
Issue costs
Shares to be issued
Warrant valuation
Net income for the period
Shares and units issued at $0.04 per share (iii)	[6]						$ 35
Shares and units issued at $0.04 per share, shares	[6]						35,008,956
Units issued for debt settlement at $0.67 per unit					$ 2		$ 17
Units issued for debt settlement at $0.67 per unit, shares					2,205,714		16,962,846
Shares issued for debt settlement at $0.42 per share					$ 1	[1]	$ 2
Shares issued for debt settlement at $0.42 per shares, shares					696,428	[1]	2,033,998
Shares issued at $0.42 per share (iv)	[9]						$ 3
Shares issued at $0.42 per share, shares	[9]						3,098,216
Shares issued for debt settlement at $0.42 per share (iv)	[9]						$ 1
Shares issued for debt settlement at $0.42 per share, shares	[9]						696,428
Warrants exercised at $0.18 per share (v)	[10]						$ 2
Warrants exercised at $0.18 per share, shares	[10]						2,332,900
Units issued at $0.26 per unit (vi)	[11]	$ 56
Units issued at $0.26 per unit, shares	[11]	56,078,434
Units issued for debt settlement at $0.67 per unit		$ 2
Units issued for debt settlement at $0.67 per unit, shares		2,205,714
Shares issued for debt settlement at $0.37 per share (vii)	[10]	$ 6
Shares issued for debt settlement at $0.37 per share, shares	[12]	5,572,980
Balance		$ 143	$ 164		$ 137		$ 79	$ 16
Balance, shares		143,117,068	164,435,442		137,544,088		79,259,940	15,811,396
Additional Paid-in Capital [Member]
Balance		$ 30,133,058	$ 34,551,133		$ 27,008,634		$ 24,284,765	$ 23,397,259
Stock-based compensation		851,196	1,224,321		608,130		497,724	43,403
Shares issued at $0.42 per share					1,301,522	[1]		549,333	[2]
Units issued at $0.26 per unit					14,798,718	[3]		365,340	[4]
Units issued at $0.32 per unit			6,168,049	[5]				436,596	[6]
Finder’s units issued					125,177		125,177
Finder’s warrants issued					50,223		50,223
Shares issued for RSUs vested			(1)
Units issued for debt settlement at $0.45 per unit	[7]		188,145
Warrants exercised at $0.18 per share					1,288,714	[8]		268,930
Issue costs			(159,397)		(271,165)		(336,480)	(55,452)
Shares to be issued
Warrant valuation		(14,806,090)	(3,813,103)		(14,792,805)		(468,227)	(720,644)
Net income for the period
Shares and units issued at $0.04 per share (iii)	[6]						1,315,691
Units issued for debt settlement at $0.67 per unit					1,484,350		1,499,034
Shares issued for debt settlement at $0.42 per share					299,999	[1]	274,916
Shares issued at $0.42 per share (iv)	[9]						1,301,522
Shares issued for debt settlement at $0.42 per share (iv)	[9]						299,999
Warrants exercised at $0.18 per share (v)	[10]						1,288,714
Units issued at $0.26 per unit (vi)	[11]	14,812,001
Units issued for debt settlement at $0.67 per unit		1,484,350
Shares issued for debt settlement at $0.37 per share (vii)	[10]	2,076,618
Balance		34,551,133	38,159,147		31,901,497		30,133,058	24,284,765
Shares to be Issued [Member]
Balance		549,363					107,337
Stock-based compensation
Shares issued at $0.42 per share	[2]
Units issued at $0.26 per unit	[4]
Units issued at $0.32 per unit	[6]
Finder’s units issued
Finder’s warrants issued
Warrants exercised at $0.18 per share
Issue costs
Shares to be issued							549,363	107,337
Warrant valuation
Net income for the period
Shares and units issued at $0.04 per share (iii)	[6]						(107,337)
Units issued for debt settlement at $0.67 per unit
Shares issued for debt settlement at $0.42 per share
Shares issued at $0.42 per share (iv)	[9]
Shares issued for debt settlement at $0.42 per share (iv)	[9]
Warrants exercised at $0.18 per share (v)	[10]
Units issued at $0.26 per unit (vi)	[11]	(549,363)
Units issued for debt settlement at $0.67 per unit
Shares issued for debt settlement at $0.37 per share (vii)	[10]
Balance							549,363	107,337
Retained Earnings [Member]
Balance		(63,924,419)	(66,088,873)		(50,343,441)		(32,602,628)	(24,160,308)
Stock-based compensation
Shares issued at $0.42 per share						[1]			[2]
Units issued at $0.26 per unit						[3]			[4]
Units issued at $0.32 per unit				[5]					[6]
Finder’s units issued
Finder’s warrants issued
Shares issued for RSUs vested
Units issued for debt settlement at $0.45 per unit	[7]
Warrants exercised at $0.18 per share						[8]
Issue costs
Shares to be issued
Warrant valuation
Net income for the period		(2,164,454)	9,843,495		(13,848,837)		(31,321,791)	(8,442,320)
Shares and units issued at $0.04 per share (iii)	[6]
Units issued for debt settlement at $0.67 per unit
Shares issued for debt settlement at $0.42 per share						[1]
Shares issued at $0.42 per share (iv)	[9]
Shares issued for debt settlement at $0.42 per share (iv)	[9]
Warrants exercised at $0.18 per share (v)	[10]
Units issued at $0.26 per unit (vi)	[11]
Units issued for debt settlement at $0.67 per unit
Shares issued for debt settlement at $0.37 per share (vii)	[10]
Balance		$ (66,088,873)	$ (56,245,378)		$ (64,192,278)		$ (63,924,419)	$ (32,602,628)

[1]	Shares issued at C$0.56, converted to US at $0.42 (note 9)
[2]	Units issued at C$4.50, converted to US at $3.42 (note 10)
[3]	Units issued at C$0.35, converted to US at $0.26 (note 9)
[4]	Units issued at C$0.75, converted to US at $0.57 (note 10)
[5]	Units issued at C$0.40, converted to US at $0.32 (note 9)
[6]	Shares and units issued at C$0.05, converted to US at $0.04 (note 10)
[7]	Units issued at C$0.57, converted to US at $0.45 (note 9)
[8]	Shares issued upon warrants exercised at C$0.25, converted to US at $0.18 (note 9)
[9]	Shares issued at C$0.56, converted to US at $0.42 (note 10)
[10]	Shares issued upon warrants exercised at C$0.25, converted to US at $0.18 (note 10)
[11]	Units issued at C$0.35, converted to US at $0.26 (note 10)
[12]	Shares issued at C$0.49, converted to US at $0.37 (note 10)